Investments Securities (Details Textual) (USD $)	3 Months Ended
	Dec. 31, 2014	Oct. 17, 2014	Dec. 31, 2013
Securities Pledged For Repurchase Agreements [Line Items]
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	$ 23,800,000		$ 20,700,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities		31,738,000
Proceeds from Sale of Trading Securities Held-for-investment	31,700,000
NBRS Acquisition [Member]
Securities Pledged For Repurchase Agreements [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities	$ 31,700,000